UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Eos Partners, L.P.
           --------------------------------------------------
Address:   320 Park Avenue
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-4019
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven M. Friedman
           --------------------------------------------------
Title:     Manager of Eos General, L.L.C., its General Partner
           --------------------------------------------------
Phone:     (212) 832-5800
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Steven M. Friedman     New York, New York          May 2, 2007
       ------------------------   --------------------------  ---------------
             [Signature]                [City, State]             [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   70
                                               -------------
                                                     192,831
Form 13F Information Table Value Total:        -------------
                                                 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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

                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------

Aes Corp                          Common Stock   00130H105   2,367   110,000 SH       SOLE                110,000
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Altria Group Inc                  Common Stock   02209S103   2,634    30,000 SH       SOLE                 30,000
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Annaly Cap Mgmt Inc               Common Stock   035710409     774    50,000 SH       SOLE                 50,000
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Anworth Mortgage Asset Corp       Common Stock   037347101   7,168   733,700 SH       SOLE                733,700
-----------------------------------------------------------------------------------------------------------------------------------
Atheros Communications Inc        Common Stock   04743P108     479    20,000 SH       DEFINED              20,000
-----------------------------------------------------------------------------------------------------------------------------------
Baker Hughes Inc                  Common Stock   057224107   1,653    25,000 SH       SOLE                 25,000
-----------------------------------------------------------------------------------------------------------------------------------
Bauer Eddie Hldgs Inc             Common Stock   071625107     966    85,000 SH       SOLE                 85,000
-----------------------------------------------------------------------------------------------------------------------------------
Broadcom Corp                     Class A        111320107     481    15,000 SH       DEFINED              15,000
-----------------------------------------------------------------------------------------------------------------------------------
Citrix Sys Inc                    Common Stock   177376100   1,009    31,500 SH       DEFINED              31,500
-----------------------------------------------------------------------------------------------------------------------------------
CBS Corporation New               Class A        124857103   2,008    65,600 SH       SOLE                 65,600
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CBS Corporation New               Class B        124857202     306    10,000 SH       SOLE                 10,000
-----------------------------------------------------------------------------------------------------------------------------------
CVS Corp                          Common Stock   126650100     512    15,000 SH       SOLE                 15,000
-----------------------------------------------------------------------------------------------------------------------------------
Canon Inc                         Common Stock   138006309   1,342    25,000 SH       SOLE                 25,000
-----------------------------------------------------------------------------------------------------------------------------------
Capstead Mtg Corp                 Com No Par     14067E506   6,978   698,500 SH       SOLE                698,500
-----------------------------------------------------------------------------------------------------------------------------------
Caterpillar Inc Del               Common Stock   149123101   1,005    15,000 SH       SOLE                 15,000
-----------------------------------------------------------------------------------------------------------------------------------
Chevron Corp New                  Common Stock   166764100   1,479    20,000 SH       SOLE                 20,000
-----------------------------------------------------------------------------------------------------------------------------------
Chicago Mercantile Hldgs Inc      Class A        167760107   4,260     8,000 SH       SOLE                  8,000
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Citigroup Inc                     Common Stock   172967101   2,310    45,000 SH       SOLE                 45,000
-----------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Co                      Common Stock   191216100   3,168    66,000 SH       SOLE                 66,000
-----------------------------------------------------------------------------------------------------------------------------------
Comcast Corp New                  Class A SPL    20030N200   1,942    76,250 SH       SOLE                 76,250
-----------------------------------------------------------------------------------------------------------------------------------
Dr Horton Inc                     Common Stock   23331A109     440    20,000 SH       SOLE                 20,000
-----------------------------------------------------------------------------------------------------------------------------------
Ebay Inc                          Common Stock   278642103     995    30,000 SH       DEFINED              30,000
-----------------------------------------------------------------------------------------------------------------------------------
Elan PLC                          ADR            284131208     465    35,000 SH       SOLE                 35,000
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EMC Corp Mass                     Common Stock   268648102      40     1,300 SH       DEFINED               1,300
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Focus Media Hldg Ltd             Sponsored ADR   34415V109     549     7,000 SH       DEFINED               7,000
-----------------------------------------------------------------------------------------------------------------------------------
Gentek Inc                    Common Stock New   37245X203      18       534 SH       SOLE                    534
-----------------------------------------------------------------------------------------------------------------------------------
Gentiva Health Services Inc       Common Stock   37247A102   1,532    75,969 SH       SOLE                 75,969
-----------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences                   Common Stock   375558103     383     5,000 SH       SOLE                  5,000
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group Inc           Common Stock   38141G104   1,033     5,000 SH       SOLE                  5,000
-----------------------------------------------------------------------------------------------------------------------------------
Halliburton Company               Common Stock   406216101   1,143    36,000 SH       SOLE                 36,000
-----------------------------------------------------------------------------------------------------------------------------------
Hewlett Packard Co                Common Stock   428236103      18       330 SH       DEFINED                 330
-----------------------------------------------------------------------------------------------------------------------------------
ICT Group Inc                     Common Stock   44929Y101     350    20,000 SH       SOLE                 20,000
-----------------------------------------------------------------------------------------------------------------------------------
International Business Machs      Common Stock   459200101      21       400 SH       DEFINED                 400
-----------------------------------------------------------------------------------------------------------------------------------
JP Morgan Chase & Co              Common Stock   46625H100   1,451    30,000 SH       SOLE                 30,000
-----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                 Common Stock   478160104   2,742    45,500 SH       SOLE                 45,500
-----------------------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum Corp              Common Stock   483007704   2,925    37,500 SH       SOLE                 37,500
-----------------------------------------------------------------------------------------------------------------------------------
Lennar Corp                       Class A        526057104     633    15,000 SH       SOLE                 15,000
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Live Nation Inc                   Common Stock   538034109     913    41,400 SH       SOLE                 41,400
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Lowes Co Inc                      Common Stock   548661107     630    20,000 SH       SOLE                 20,000
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Macrovision Corp                  Common Stock   555904101   1,027    41,000 SH       DEFINED              41,000
-----------------------------------------------------------------------------------------------------------------------------------
MFA Mtg Invts Inc             Common Stock New   55272X102     736    95,600 SH       SOLE                 95,600
-----------------------------------------------------------------------------------------------------------------------------------
Meade Instruments Corp            Common Stock   583062104     495   201,300 SH       SOLE                201,300
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Morgan Stanley                Common Stock New   617446448     788    10,000 SH       SOLE                 10,000
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Newmarket Corp                    Common Stock   651587107     407    10,000 SH       SOLE                 10,000
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News Corp                         Class B        65248E203     734    30,000 SH       SOLE                 30,000
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Nexcen Brands Inc                 Common Stock   653351106   2,976   300,000 SH       SOLE                300,000
-----------------------------------------------------------------------------------------------------------------------------------
Northstar Rlty Fin Corp           Common Stock   66704R100     152    10,000 SH       SOLE                 10,000
-----------------------------------------------------------------------------------------------------------------------------------
Nvidia Corp                       Common Stock   67066G104     720    25,000 SH       DEFINED              25,000
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Oil Svc Holdrs Tr                Depostry Rcpt   678002106      18     1,050 SH       SOLE                  1,050
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Peabody Energy Corp               Common Stock   704549104   1,006    25,000 SH       SOLE                 25,000
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Pfizer Inc                        Common Stock   717081103     505    20,000 SH       SOLE                 20,000
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R.H. Donnelley Corp           Common Stock New   74955W307   4,253    60,000 SH       SOLE                 60,000
-----------------------------------------------------------------------------------------------------------------------------------
Radio One Inc                  Class D Non Vtg   75040P405     323    50,000 SH       SOLE                 50,000
-----------------------------------------------------------------------------------------------------------------------------------
Reliance Steel & Aluminum Co      Common Stock   759509102   2,904    60,000 SH       SOLE                 60,000
-----------------------------------------------------------------------------------------------------------------------------------
Ryland Group Inc                  Common Stock   783764103   1,266        30 SH       SOLE                     30
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Seacor Holdings Inc               Common Stock   811904101   3,050    31,000 SH       SOLE                 31,000
-----------------------------------------------------------------------------------------------------------------------------------
Seagate Technology                SHS            G7945J104     664    28,500 SH       DEFINED              28,500
-----------------------------------------------------------------------------------------------------------------------------------
Supertex Inc                      Common Stock   868532102     797    24,000 SH       DEFINED              24,000
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TD Ameritrade Hldg Corp           Common Stock   87236Y108   1,265    85,000 SH       SOLE                 85,000
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Time Warner Inc                   Common Stock   887317105   4,536   230,000 SH       SOLE                230,000
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Titanium Metals Corp          Common Stock New   888339207   1,256    35,000 SH       SOLE                 35,000
-----------------------------------------------------------------------------------------------------------------------------------
Toll Brothers Inc                 Common Stock   889478103     548    20,000 SH       SOLE                 20,000
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Town Sports Intl Hldgs Inc        Common Stock   89214A102   2,725   125,000 SH       SOLE                125,000
-----------------------------------------------------------------------------------------------------------------------------------
Tyco Intl Ltd New                 Common Stock   902124106   1,861    59,000 SH       SOLE                 59,000
-----------------------------------------------------------------------------------------------------------------------------------
Verasun Energy Corp               Common Stock   92336G106  94,648 4,763,368 SH       DEFINED           4,763,368
-----------------------------------------------------------------------------------------------------------------------------------
Viacom Inc New                    Class A        92553P102     821    20,000 SH       SOLE                 20,000
-----------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC New           Sponsored ADR   92857W209   1,058    39,375 SH       SOLE                 39,375
-----------------------------------------------------------------------------------------------------------------------------------
Foster Wheeler Ltd                SHS New        G36535139     584    10,000 SH       SOLE                 10,000
-----------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd      ORD            G5876H105     672    40,000 SH       SOLE                 40,000
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UBS AG                            SHS New        H89231338     891    15,000 SH       SOLE                 15,000
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